Mergers and Acquisitions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mergers and Acquisitions (Details) [Line Items]
Debt facilities	$ 2,196
Restricted share amount	35,000			$ 35,000
Restricted share based amount				35,000
Operating performance	12,922			18,011
Change in fair value	(3,910)	$ 31,230		$ 39,629	$ 14,419
Consideration amount	406				6,130
Goodwill allocated					$ 21,565
Series A convertible preferred stock (in Shares)				116,264,374
Cash paid to equityholders	$ 14,514,000
Exchange of shares (in Shares)	8,883,228
Common stock option to acquire (in Shares)	5,901,846
Class A Common stock vested value	$ 8,963
Aggregate shares of series A convertible preferred stock (in Shares)	8,000,000
Earnout and preferref stock equivalents	$ 45,336
Total purchase price	271,030
Working capital	5,703
Transaction costs	2,868
Preferred share value	46,424
Change in fair value	$ 368
Shares payable				$ 35,000
Series A Redeemable Convertible Preferred Stock [Member]
Mergers and Acquisitions (Details) [Line Items]
Series A convertible preferred stock (in Shares)	28,164,811
Additional shares of series A convertible preferred stock (in Shares)	529,120,000
Transaction expenses	$ 193,647
Forecast [Member]
Mergers and Acquisitions (Details) [Line Items]
Operating performance			$ 11,782
MoneyLion [Member]
Mergers and Acquisitions (Details) [Line Items]
Shares issued (in Shares)	4,181,441			4,181,441
Cash paid	$ 10,000			$ 10,000
Debt facilities				2,196
Total purchase price (in Shares)	52,685,000
Wealth Technologies Inc [Member]
Mergers and Acquisitions (Details) [Line Items]
Percentage of outstanding common stock					100.00%
Exchange of shares (in Shares)					539,592
Consideration amount					$ 27,929
MALKA Acquisition [Member]
Mergers and Acquisitions (Details) [Line Items]
Purchase price				52,685
Operating performance	$ 11,782
Accounts payable and accrued liabilities				18,011
Change in fair value				$ 6,229